GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill by segment
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2016 and 2017 were as follows:

	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2015	27,026	25,225	52,251	33,737	85,988
Foreign currency translation adjustments	493	485	978	735	1,713
Goodwill impairment	(19,747)	-	(19,747)	-	(19,747)
Balance as of December 31, 2016	7,772	25,710	33,482	34,472	67,954
Goodwill acquired during the year (Note 24)	-	-	-	5,212	5,212
Balance as of December 31, 2017	7,772	25,710	33,482	39,684	73,166